Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	145,244,205	152,107,905
Common stock shares outstanding	145,244,205	152,107,905
Series C Convertible Preferred Stock
Preferred stock shares issued	1,000	1,000
Preferred stock shares outstanding	1,000	1,000